BTS TACTICAL FIXED INCOME FUND

Class A Shares:	BTFAX
Class C Shares:	BTFCX
Class I Shares:	BTFIX
Class R Shares:	BTFRX

a series of Northern Lights Fund Trust

Supplement dated August 11, 2017

to the Prospectus and Statement of Additional Information dated May 1, 2017

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Effective September 11, 2017, the BTS Tactical Fixed Income Fund will discontinue the redemption fee on Fund shares redeemed within 30 days of purchase. Accordingly, all references to a redemption fee are hereby deleted and the fee table is revised as follows:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (if redeemed within 30 days of purchase)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%
Other Expenses	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses (1)	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.91%	2.66%	1.66%	2.16%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

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This Supplement, and the Fund’s Prospectus and Statement of Additional Information dated May 1, 2017 each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-BTS-9820.

Please retain this Supplement for future reference.